Cover	Aug. 10, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2021
Entity File Number	001-11981
Entity Registrant Name	MMA Capital Holdings, Inc.
Entity Central Index Key	0001003201
Entity Tax Identification Number	52-1449733
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3600 O'Donnell St
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21224
City Area Code	443
Local Phone Number	263-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	MMAC
Security Exchange Name	NASDAQ
Common Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock Purchase Rights
Trading Symbol	MMAC
Security Exchange Name	NASDAQ